Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2023		Mar. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 8,757		$ 9,395
Financial liabilities	3,687		3,366
Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	73
Financial liabilities	73		86
Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	12		16
Liquid Mutual Funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	119		266
Liquid Mutual Funds | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	119		266
Target Maturity Fund Units
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49
Target Maturity Fund Units | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49
Quoted Debt Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,661	[1]	1,957	[2]
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	435		452
Certificates of Deposit | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	435		452
commercial paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	90
commercial paper | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	90
Unquoted Compulsorily Convertible Debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			1
Unquoted Compulsorily Convertible Debentures | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			1
Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21		19
Unquoted Investments Others | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21		19
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24		29
Unquoted Equity and Preference Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24		29
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10		8
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12		19
Level 1 | Liquid Mutual Funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	119		266
Level 1 | Target Maturity Fund Units
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49
Level 1 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,302		1,721
Level 2 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	359		236
Level 2 | Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	435		452
Level 2 | commercial paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	90
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			8
Financial liabilities	10
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12		19
Level 3 | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	73		86
Level 3 | Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	12		16
Level 3 | Unquoted Compulsorily Convertible Debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			1
Level 3 | Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21		19
Level 3 | Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 24		$ 29

[1]	On account of fair value changes including interest accrued
[2]	On account of fair value changes including interest accrued